Other current assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	5 Other current assets
	As of December 31,
	2023	2024	2024
	S$	S$	US$

Prepayment	72,603	79,727	58,610
Deposit	66,688	66,425	48,832
Other current assets	17,500	-	-
	156,791	146,152	107,442